Property, plant and equipment - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Zegna segment DOSs
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate (bps)	3.00%
Zegna segment DOSs | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of WACC rate	8.05%	8.64%
Growth rate (bps)	1.00%	2.00%
Zegna segment DOSs | Bottom of range | Discounted cash flow
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of WACC rate	8.75%	8.64%
Zegna segment DOSs | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of WACC rate	14.09%	12.56%
Growth rate (bps)	4.00%	3.00%
Zegna segment DOSs | Top of range | Discounted cash flow
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of WACC rate	9.46%	12.56%
Tom Ford Fashion | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate (bps)	2.75%
Tom Ford Fashion | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Growth rate (bps)	3.00%